Changes in accounting policies and disclosures - Impact of IFRS 16 (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Initial application of standards or interpretations
Lease liabilities		$ 34,384
Right-of-use assets		29,547
Reclassification from property, plant and equipment to right-of-use assets		2,278
Reclassification from loans and financing to lease liabilities		3,087
(Loss) income before income tax		(215,880)	$ 131,899	$ 271,459
Impact of adoption of IFRS 16
Initial application of standards or interpretations
Lease liabilities	$ 41,450		41,450
Right-of-use assets	41,521		41,521
Retained earnings	71		71
Net current assets	(18,612)		(18,612)
Reclassification from property, plant and equipment to right-of-use assets	2,278
Reclassification from loans and financing to lease liabilities	3,088
(Loss) income before income tax		$ (3,319)
Impact of adoption of IFRIC 23
Initial application of standards or interpretations
Retained earnings	(4,023)		$ (4,023)
Reclassification from provision from deferred income taxes	$ 6,047